Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2015		Mar. 31, 2014
Schedule of Investments [Line Items]
Held-to-maturity, Cost		¥ 5,531		¥ 6,145
Held-to-maturity, Fair value		5,577		6,169
Total Cost		227,884		196,614
Total Gross unrealized gains		234,394		129,715
Total Gross unrealized losses		1,762		578
Total Fair value		460,516		325,751
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost		153,933		134,819
Available-for-sale, Gross unrealized gains		232,814		128,150
Available-for-sale, Gross unrealized losses		1,425		376
Available-for-sale, Fair value		385,322		262,593
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost		68,420		55,650
Available-for-sale, Gross unrealized gains		1,534		1,541
Available-for-sale, Gross unrealized losses		337		202
Available-for-sale, Fair value		69,617		56,989
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost		802	[1]	¥ 2,212	[2]
Held-to-maturity, Gross unrealized gains	[2]
Held-to-maturity, Gross unrealized losses	[2]
Held-to-maturity, Fair value		802	[1]	¥ 2,212	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost		4,729		3,933
Held-to-maturity, Gross unrealized gains		46		¥ 24
Held-to-maturity, Gross unrealized losses
Held-to-maturity, Fair value		¥ 4,775		¥ 3,957

[1]	Commercial paper is included "Cash and cash equivalents" totaling ¥802 million.
[2]	Commercial paper is included "Cash and cash equivalents" totaling ¥2,212 million.